S-K 1604(a)(3) De-SPAC Forepart, Compensation	Mar. 27, 2026 USD ($) $ / shares shares
Cantor EP Holdings III, LLC [Member] | Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	6,900,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Cantor EP Holdings III, LLC [Member] | CAEP Private Placement Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	580,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 5,800,000
CF&Co. [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount	$ 10,380,000